Eaton Vance

Special Equities Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
Hexcel Corp.	14,251	$1,170,434
Mercury Systems, Inc.(1)	8,916	723,712

		$1,894,146

Auto Components — 1.2%
Dorman Products, Inc.(1)	5,030	$400,086
Visteon Corp.(1)	2,375	196,033

		$596,119

Banks — 6.5%
Commerce Bancshares, Inc.	9,965	$604,377
Community Bank System, Inc.	8,700	536,703
First Citizens BancShares, Inc., Class A	845	398,460
First Republic Bank	5,223	505,064
Sterling Bancorp	30,783	617,507
Stock Yards Bancorp, Inc.	11,375	417,349
Wintrust Financial Corp.	1,492	96,428

		$3,175,888

Biotechnology — 1.2%
Emergent BioSolutions, Inc.(1)	6,659	$348,133
Ligand Pharmaceuticals, Inc.(1)	2,580	256,813

		$604,946

Building Products — 1.5%
CSW Industrials, Inc.	3,350	$231,251
Trex Co., Inc.(1)	5,440	494,659

		$725,910

Capital Markets — 1.6%
Cohen & Steers, Inc.	12,804	$703,324
Tradeweb Markets, Inc., Class A	2,510	92,820

		$796,144

Chemicals — 4.4%
Balchem Corp.	6,252	$620,136
NewMarket Corp.	1,365	644,403
Valvoline, Inc.	41,415	912,372

		$2,176,911

Commercial Services & Supplies — 2.3%
Brink’s Co. (The)	8,816	$731,287
Viad Corp.	5,885	395,178

		$1,126,465

Containers & Packaging — 0.7%
Ball Corp.	4,705	$342,571

		$342,571

Security	Shares	Value
Diversified Consumer Services — 3.7%
Grand Canyon Education, Inc.(1)	7,973	$782,949
K12, Inc.(1)	8,440	222,816
ServiceMaster Global Holdings, Inc.(1)	14,687	821,003

		$1,826,768

Electric Utilities — 1.4%
Alliant Energy Corp.	13,109	$706,968

		$706,968

Electrical Equipment — 3.2%
AMETEK, Inc.	10,710	$983,392
EnerSys	9,052	596,889

		$1,580,281

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.(1)	16,300	$220,865

		$220,865

Equity Real Estate Investment Trusts (REITs) — 11.0%
CubeSmart	21,372	$745,883
EastGroup Properties, Inc.	7,080	885,141
Essex Property Trust, Inc.	1,886	616,062
Federal Realty Investment Trust	2,584	351,786
Healthcare Realty Trust, Inc.	27,040	905,840
National Retail Properties, Inc.	17,155	967,542
Rexford Industrial Realty, Inc.	21,940	965,799

		$5,438,053

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(1)	17,655	$456,735
Performance Food Group Co.(1)	3,928	180,727

		$637,462

Food Products — 1.2%
J&J Snack Foods Corp.	910	$174,720
Lancaster Colony Corp.	1,425	197,576
Nomad Foods, Ltd.(1)	11,655	238,928

		$611,224

Gas Utilities — 1.5%
ONE Gas, Inc.	7,635	$733,800

		$733,800

Health Care Equipment & Supplies — 6.0%
Cooper Cos., Inc. (The)	881	$261,657
Haemonetics Corp.(1)	3,650	460,411
ICU Medical, Inc.(1)	2,858	456,137
Integra LifeSciences Holdings Corp.(1)	8,384	503,627
Teleflex, Inc.	1,614	548,356
West Pharmaceutical Services, Inc.	2,934	416,100
Wright Medical Group NV(1)	14,775	304,808

		$2,951,096

Health Care Providers & Services — 3.6%
Addus HomeCare Corp.(1)	5,680	$450,310
Amedisys, Inc.(1)	4,365	571,859
Chemed Corp.	1,240	517,787
R1 RCM, Inc.(1)	23,150	206,729

		$1,746,685

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Choice Hotels International, Inc.	8,810	$783,738

		$783,738

Insurance — 4.5%
AMERISAFE, Inc.	4,110	$271,712
First American Financial Corp.	8,611	508,135
Horace Mann Educators Corp.	15,525	719,273
RLI Corp.	5,857	544,174
Selective Insurance Group, Inc.	2,060	154,892

		$2,198,186

IT Services — 6.7%
Black Knight, Inc.(1)	17,707	$1,081,189
CSG Systems International, Inc.	10,814	558,867
Euronet Worldwide, Inc.(1)	7,346	1,074,720
NIC, Inc.	28,815	595,030

		$3,309,806

Machinery — 4.0%
Mueller Water Products, Inc., Class A	65,480	$735,995
RBC Bearings, Inc.(1)	1,916	317,884
Welbilt, Inc.(1)	13,885	234,101
Woodward, Inc.	6,475	698,199

		$1,986,179

Marine — 1.3%
Kirby Corp.(1)	7,578	$622,608

		$622,608

Multi-Utilities — 1.7%
CMS Energy Corp.	13,405	$857,250

		$857,250

Oil, Gas & Consumable Fuels — 2.0%
Diamondback Energy, Inc.	7,015	$630,718
Gulfport Energy Corp.(1)	16,500	44,715
Jagged Peak Energy, Inc.(1)	13,234	96,079
PDC Energy, Inc.(1)	7,920	219,780

		$991,292

Pharmaceuticals — 1.8%
Catalent, Inc.(1)	8,466	$403,489
Jazz Pharmaceuticals PLC(1)	3,890	498,465

		$901,954

Professional Services — 0.7%
CBIZ, Inc.(1)	14,198	$333,653

		$333,653

Road & Rail — 2.5%
Kansas City Southern	6,530	$868,555
Landstar System, Inc.	3,115	350,687

		$1,219,242

Software — 8.7%
ACI Worldwide, Inc.(1)	42,618	$1,335,009
Altair Engineering, Inc., Class A(1)	23,792	823,679

Security	Shares	Value
CDK Global, Inc.	9,755	$469,118
Envestnet, Inc.(1)	6,345	359,761
RealPage, Inc.(1)	20,828	1,309,248

		$4,296,815

Specialty Retail — 2.4%
Hudson, Ltd., Class A(1)	17,250	$211,657
Monro, Inc.	4,500	355,545
National Vision Holdings, Inc.(1)	24,480	589,234

		$1,156,436

Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.	6,100	$591,029
Gildan Activewear, Inc.	19,315	685,683

		$1,276,712

Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.	7,674	$365,820

		$365,820

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	11,959	$679,271

		$679,271

Water Utilities — 0.6%
Middlesex Water Co.	4,680	$304,012

		$304,012

Total Common Stocks (identified cost $37,753,464)		$49,175,276

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Equity Funds — 0.2%
iShares Russell 2000 ETF	360	$54,482
iShares Russell Mid Cap ETF	610	34,130

Total Exchange-Traded Funds (identified cost $84,915)		$88,612

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	419,263	$419,222

Total Short-Term Investments (identified cost $419,222)		$419,222

Total Investments — 100.8% (identified cost $38,257,601)		$49,683,110

Other Assets, Less Liabilities — (0.8)%		$(404,913)

Net Assets — 100.0%		$49,278,197

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $419,222 which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$353,718	$7,594,204	$(7,528,672)	$(23)	$(5)	$419,222	$6,833	419,263

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$49,175,276	*	$—	$—	$49,175,276
Exchange-Traded Funds	88,612		—	—	88,612
Short-Term Investments	—		419,222	—	419,222
Total Investments	$49,263,888		$419,222	$—	$49,683,110

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.